Document and Entity Information	May 04, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Boston Private Financial Holdings, Inc. (“Boston Private”) as an amendment (the “Amendment”) to the Current Report on Form 8-K that Boston Private filed with the Securities and Exchange Commission on May 5, 2021 to announce the preliminary results of the special meeting of shareholders originally scheduled for April 27, 2021 and adjourned to May 4, 2021 (the “special meeting”). This Amendment is being filed to disclose the final voting results received from First Coast Results, Inc. (“First Coast”), the independent inspector of election for the special meeting, which are unchanged from the preliminary results previously disclosed.
Document Period End Date	May 04, 2021
Entity Registrant Name	Boston Private Financial Holdings, Inc.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-35070
Entity Tax Identification Number	04-2976299
Entity Address, Address Line One	Ten Post Office Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	912-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000821127
Title of 12(b) Security	Common Stock, Par Value $1.00 per Share
Trading Symbol	BPFH
Security Exchange Name	NASDAQ